Company financial information (Parent Corporation) - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	$ 4,178	$ 4,922
Corporate-owned life insurance	5,552	5,480
Other assets	25,690	25,909
Total assets	416,064	409,877	$ 405,560
Other liabilities	9,124	9,028
Long-term debt	30,854	31,257
Total liabilities	374,300	368,972
Shareholders' equity	41,318	40,770
Total liabilities, temporary equity and permanent equity	416,064	409,877
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	117	229
Investment in and advances to subsidiaries and associated companies:	74,027	72,918
Corporate-owned life insurance	809	796
Other assets	436	363
Total assets	75,389	74,306
Deferred compensation	369	367
Other liabilities	2,025	1,889
Long-term debt	29,827	29,986
Total liabilities	34,071	33,536
Shareholders' equity	41,318	40,770
Total liabilities, temporary equity and permanent equity	75,389	74,306
Parent Company | Bank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	34,315	34,087
Parent Company | Nonbank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	39,712	38,831
Parent Company | Affiliate
Condensed Balance Sheet Statements, Captions [Line Items]
Affiliate borrowings	$ 1,850	$ 1,294